Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 17,118,949	$ 15,525,164
Less: accumulated depreciation	(3,983,612)	(3,405,911)
Property and equipment, net	13,135,337	12,119,253
Newbuild ships
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	14,154,578	13,032,555
Ships improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,865,272	1,407,989
Ships under construction
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	387,749	491,632
Land and land improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	38,375	34,936
Other property and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 672,975	$ 558,052